Notes Payable	6 Months Ended
Jun. 30, 2011
Notes Payable

A summary of notes payable as of June 30, 2011 and December 31, 2010 is as follows:

Creditor	Interest Rate	Due Date	June 30, 2011	December 31, 2010
Xing Investment Corp (1)	10.00%	05-12-2008	$ 171,000	$ 171,000
Chase Bank	7.24%	02-13-2015	32,896	37,032
Nexia Holdings, Inc (related party)	- - - -	09-11-2011	- - - -	125,584
Asher Enterprises, Inc. (3)	8.00%	01-09-2012	75,000	- - - -
Asher Enterprises, Inc. (4)	8.00%	03-16-2012	32,500	- - - -
Salt Lake City Corporation (2)	3.25%	06-18-2015	82,861	92,272
Wasatch Capital Corp. (related party)	5.00%	11-10-2018	105,000	105,000
Total			499,257	530,888
Less: Current portion of notes payable			305,980	323,832
Notes payable			$ 193,277	$ 207,056

(1) On May 12, 2006, Green borrowed $171,000 from Xing Investment Corp with a convertible promissory note. The note is interest bearing at 10% per annum with no interest due until the note maturity date of May 12, 2008. Both principal and accrued interest, at the option of the note holder, may be converted into Common stock of Green at $0.01 per share. The note was not liquidated at the maturity date and is currently in default. No payments have been made on the obligation because Green is unable to locate Xing Investment Corp. or its representatives. As of June 30, 2011 and December 31, 2010, accrued interest reported in accounts payable and accrued expenses was $34,200.

(2) On June 18, 2010, Landis Salons, Inc. received a loan in the amount of $100,000 from the Division of Economic Development of Salt Lake City Corporation. The loan includes a 1% origination fee and bears interest at the rate of 3.25% per annum. Principal and interest payments are made monthly over a five year term commencing June 2010. The loan is secured by a $25,000 certificate deposit held in the name of Landis Salons, Inc. and personally guaranteed by Richard Surber, CEO of Green and Landis Salons, Inc.

(3) On April 5, 2011, the Green issued an 8% Convertible Promissory Note in the principal face amount of $75,000 to Asher Enterprises Inc., in exchange for a cash payment of the same amount. The note has a due date of January 9, 2012. The note provides for potential conversion of Green’s common stock beginning in six months with the conversion price set at 61% of the average of the lowest three (3) trading prices for the Common Stock during the ten (10) Trading Day period prior to the date of conversion. Based on the intrinsic value on the date of issuance, Green has a beneficial conversion feature, for which it has recorded a debt discount of $47,951. This discount is being amortized to the maturity date of the debenture, which is approximately nine months. As of June 30, 2011, accrued interest reported in accounts payable and accrued expenses was $1,414.

(4) On June 14, 2011, the Green issued an 8% Convertible Promissory Note in the principal face amount of $32,500 to Asher Enterprises Inc., in exchange for a cash payment of the same amount. The note has a due date of March 16, 2012. The note provides for potential conversion of Green’s common stock beginning in six months with the conversion price set at 61% of the average of the lowest three (3) trading prices for the Common Stock during the ten (10) Trading Day period prior to the date of conversion. Based on the intrinsic value on the date of issuance, Green has a beneficial conversion feature, for which it has recorded a debt discount of $20,779. This discount is being amortized to the maturity date of the debenture, which is approximately nine months. As of June 30, 2011, accrued interest reported in accounts payable and accrued expenses was $114.